Related Party Transactions - Additional Information (Detail)				1 Months Ended	12 Months Ended
	Aug. 01, 2025 USD ($)	May 14, 2025 USD ($)	Feb. 15, 2024 USD ($) $ / shares shares	May 31, 2025 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	May 15, 2025 $ / shares	Dec. 27, 2024 $ / shares
Related Party Transaction [Line Items]
Common stock, par value | $ / shares								$ 10
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders			20
Payment for administrative fees					$ 225,000		$ 0
Amount Paid To Director Cash Compensation	$ 75,000
Noninterest Expense Directors Fees					93,750
Director Accrued Expenses					56,250	$ 37,500	37,500
Accrued liabilities					80,223	0	0
General and Administrative Expense					1,990,219		51,910
Related Party [Member]
Related Party Transaction [Line Items]
Notes payable					$ 0	$ 0	$ 0
Promissory Note With Related Party [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount			$ 600,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Common stock, shares issued | shares					10,350,000	10,350,000	10,350,000
Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, shares issued | shares			7,187,500
Number of shares subject to forfeiture | shares			1,350,000
Stock Issued During Period, Shares, New Issues | shares			1,437,500
Sponsor [Member]
Related Party Transaction [Line Items]
Common stock, par value | $ / shares			$ 0.003
Common stock, value, issued			$ 25,000
Reimbursement to related party for office space, utilities, and secretarial and administrative support		$ 30,000
Sponsor [Member] | Promissory Notes [Member]
Related Party Transaction [Line Items]
Loans payable					$ 0	$ 184,847	$ 184,847
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Debt instrument, convertible, conversion price | $ / shares					$ 10
Sponsor [Member] | Maximum [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount					$ 1,500,000
Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues | shares				1,725,000
Shares, Outstanding | shares				10,350,000
ColdQuanta, Inc. dba Infleqtion [Member]
Related Party Transaction [Line Items]
Common stock, shares issued | shares					50,227,011	45,512,715	45,512,715
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, value, issued					$ 5,000	$ 5,000	$ 5,000
Service Revenue					32,464,000	28,836,000
Cost of Revenue					20,651,000	19,772,000
Accounts Receivable					9,543,000	4,033,000	4,033,000
Research and Development Expense					24,089,000	22,303,000
Accrued liabilities					8,610,000	9,278,000	9,278,000
Accounts Payable					5,644,000	1,361,000	1,361,000
ColdQuanta, Inc. dba Infleqtion [Member] | Service [Member]
Related Party Transaction [Line Items]
Service Revenue					12,850,000	6,511,000
Cost of Revenue					7,093,000	2,201,000
ColdQuanta, Inc. dba Infleqtion [Member] | University of Colorado-Boulder [Member]
Related Party Transaction [Line Items]
Accounts Receivable					0	0	0
Accrued liabilities					0	0	0
ColdQuanta, Inc. dba Infleqtion [Member] | University of Colorado-Boulder [Member] | Service [Member]
Related Party Transaction [Line Items]
Service Revenue					0	100
Cost of Revenue					100	100,000
ColdQuanta, Inc. dba Infleqtion [Member] | University of Wisconsin-Madison [Member]
Related Party Transaction [Line Items]
Research and Development Expense					500,000	500,000
Accrued liabilities					300,000	500,000	500,000
Research Funding Commitment Amount					4,400,000
General and Administrative Expense					4,600,000
ColdQuanta, Inc. dba Infleqtion [Member] | Patent Attorney Related Party [Member]
Related Party Transaction [Line Items]
General and Administrative Expense					0	88,000
Accounts Payable					0	0	0
ColdQuanta, Inc. dba Infleqtion [Member] | Consulting Agreement Related Party [Member]
Related Party Transaction [Line Items]
Research and Development Expense					190,000	41
Accounts Payable					0	0	0
ColdQuanta, Inc. dba Infleqtion [Member] | Consulting Agreement Grant Dollens Related Party [Member]
Related Party Transaction [Line Items]
General and Administrative Expense					213,000	45,000
Accounts Payable					36,000	$ 0	$ 0
Monthly Consulting Fee Related Party					15,000
ColdQuanta, Inc. dba Infleqtion [Member] | Mr. Day [Member]
Related Party Transaction [Line Items]
Accounts Payable					1,800,000
Related Party Transaction Cash Paid During Period					0
ColdQuanta, Inc. dba Infleqtion [Member] | Microchip Technology Inc [Member]
Related Party Transaction [Line Items]
Accounts Payable					64,000
Related Party Transaction Cash Paid During Period					$ 0